STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
NET SALES
COST AND EXPENSE
Research and development	1,134,372	984,760	3,355,887	2,830,785	3,794,565	3,519,129
General and administrative	441,575	458,774	1,514,231	1,543,241	1,806,451	2,004,409
TOTAL COST AND EXPENSE	1,575,947	1,443,534	4,870,118	4,374,026	5,601,016	5,523,538
LOSS FROM OPERATIONS	(1,575,947)	(1,443,534)	(4,870,118)	(4,374,026)	(5,601,016)	(5,523,538)
OTHER INCOME (EXPENSE)
Interest income	63	63	187	187	250	250
Commitment fee	(33,328)	(54,230)	(373,888)	(135,333)	(172,192)	(226,094)
NET LOSS	$ (1,609,212)	$ (1,497,701)	$ (5,243,819)	$ (4,509,172)	$ (5,772,958)	$ (5,749,382)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.06)	$ (0.08)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	84,083,452	76,985,304	82,341,821	75,694,887	76,395,750	70,876,576